PROVISIONS AND CONTINGENT LIABILITIES - Additional information (Details) $ in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Sep. 28, 2015 USD ($)	Oct. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)
PROVISIONS AND CONTINGENT LIABILITIES
Value of damages sought by the plaintiff				$ 5,000,000
HSBC Bank
PROVISIONS AND CONTINGENT LIABILITIES
Share of the company in amount received through irregular means				287,000
Promotara Terramar
PROVISIONS AND CONTINGENT LIABILITIES
Amount received through irregular means by other entity				299,000
Municipality of Chia | Bancolombia
PROVISIONS AND CONTINGENT LIABILITIES
Value of damages sought by the plaintiff	$ 5,535,000				$ 3,910
Melenao Mora and Said Diaz | Banistmo
PROVISIONS AND CONTINGENT LIABILITIES
Value of damages sought by the plaintiff				20,000,000
Melenao Mora and Said Diaz | HSBC Bank | Banistmo
PROVISIONS AND CONTINGENT LIABILITIES
Value of damages sought by the plaintiff				2,300,000
Deniss Rafael Perez Perozo and Others | Banistmo
PROVISIONS AND CONTINGENT LIABILITIES
Value of damages sought by the plaintiff				5,252,000
Corporacion De Alimentos Sa De Cv | Banco Agromercantil
PROVISIONS AND CONTINGENT LIABILITIES
Value of damages sought by the plaintiff				6,654,000
Superintendence of Tax Administration | Banco Agromercantil
PROVISIONS AND CONTINGENT LIABILITIES
Value of damages sought by the plaintiff		$ 13,617
Tax amount		6,808
Fine amount		6,808
Tax Authority | Banagricola S.A.
PROVISIONS AND CONTINGENT LIABILITIES
Value of damages sought by the plaintiff		$ 11,116,000
Delicarnes Sociedad Annima | BAM | Banco Agromercantil
PROVISIONS AND CONTINGENT LIABILITIES
Value of damages sought by the plaintiff				70,379,000
Dany Ward Mcnab Valladares | BAM And Mercom Bank
PROVISIONS AND CONTINGENT LIABILITIES
Value of damages sought by the plaintiff			$ 18,200,000	$ 23,800,000